Income Taxes (Details) - Schedule of federal income tax rate (benefit) to the company's effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes	7.00%	0.00%
Change in fair value of derivative warrant liabilities	(28.10%)	(25.80%)
Change in rate on deferred tax asset	(1.80%)	0.00%
Change in valuation allowance	9.50%	4.80%
Effective tax rate	7.60%	0.00%